Business combination - Xian New Pengai Yueji (Details) - CNY (¥)				12 Months Ended
	Apr. 25, 2020	Apr. 24, 2020	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from investing activities
Net outflow of cash and cash equivalents included in cash flows from investing activities				¥ (7,273,000)	¥ (69,951,000)	¥ (28,880,000)
Xian New Pengai Yueji Medical Aesthetic Clinic Co Ltd Member
Business combination
Percentage of share capital acquired		70.00%
Consideration paid		¥ 13,208,000
Goodwill		9,961,000
Total consideration
Fair value of the previously held equity interest at the acquisition date		10,500,000
Cash paid		2,252,000
Settlement of pre-existing balance		456,000
Total purchase consideration		13,208,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		245,000
Intangible assets		4,240,000
Trade and other receivables		401,000
Inventories		148,000
Property, plant and equipment		3,881,000
Trade payables and other payables		(180,000)
Lease liabilities		(3,585,000)
Current income tax liabilities		(99,000)
Deferred income tax liabilities		(412,000)
Non-controlling interest		(1,392,000)
Net identifiable assets acquired		3,247,000
Add: goodwill (Note 14)		9,961,000
Net assets acquired		13,208,000
Cash flows from investing activities
Cash consideration		(5,820,000)
Cash and cash equivalents		245,000
Net outflow of cash and cash equivalents included in cash flows from investing activities		¥ (5,575,000)
Revenue since acquisition	¥ 1,690,000
Net profit (loss) since acquisition	¥ 1,972,000
Pro forma revenue			¥ 903,306,000
Pro forma profit/(loss) after tax			¥ (246,715,000)